INCOME TAXES - Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (11,098)	$ 1,241	$ (6,689)
Foreign	863	(853)	257
Total income (loss) before income taxes	$ (10,235)	$ 388	$ (6,432)